Prepaid Expenses and Other Current Assets (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Fair value of restricted shares of common stock issued on December 14, 2012 to investor relations consultant (See Note 6)		$ 0	[1]	$ 151,700	[1]
$29,520 fair value of 30,000 restricted shares of Common Shares issued to investor relations consultant on August 30, 2013 for services rendered and to be rendered during the period covering September 5, 2013 to March 4, 2014, net of $19,245 amortization thereof through December 31, 2013 (See Note 6).		10,275	[1]	0	[1]
Travel advances		0		12,439
Prepaid rent (Muscat, Oman office)	17,940	0
Total	$ 17,940	$ 10,275		$ 164,139

[1]	Fair values are based on the public trading price of the Company's Common Stock on the date of commitment net of restricted stock discount (calculated under Finnerty Method).